June 9 1997


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                            File No. 811-5037
                                            CIK No. 811030

Dear Sir or Madam:

On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Annual Report to shareholders of the Avondale Total Return Fund series of the Registrant for the twelve month period ended March 31, 1997.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,


Robert H. Wadsworth

                                    AVONDALE
                               TOTAL RETURN FUND

                                 ANNUAL REPORT

                                 March 31, 1997

                                    AVONDALE
                               TOTAL RETURN FUND


April 17, 1997

Dear Fellow Shareholder:

Avondale Total Return Fund's fiscal year ended March 31, 1997. It is clear to me and everyone in the investment field that 1995 and, to a lesser degree, 1996 were outstanding years for the U.S. stock markets. Record numbers of funds entered the overall equity market arena, "encouraged" by the magic economic combination of low inflation and a positive economic growth rate.

The vast majority of major retirement programs in the U.S. require investment in common stocks. It seems that in both 1995 and 1996 (and continuing in 1997) an ever increasing amount of money is flowing into these programs, obviously encouraged by the overall bullish environment.

Strange as it may seem, the flow is so strong that it "must" be directed to the more-liquid, high-capitalization companies. Long term, we believe a wide diversification of company size hedges the risk which can come from investment in a single-capitalization category -- even though that category may be composed of the largest corporations in the market.

Avondale's approach to equities has always included a representative percentage of medium- capitalization as well as a few smaller-capitalization positions. While not dormant, those groups have not yet contributed the results of the "Dow Jones" type stocks. From a value standpoint, however, we think they present the "better buys." That is somewhat academic without the market providing more widespread demand. That demand appears to be materializing as many large-cap stocks become very overpriced.

Looking ahead, one has to at least anticipate an end to this euphoric stock market environment. At that point, the true value of our balanced-fund approach again will materialize -- namely, the ability to assume a defensive position by expanding our bond and short-term-cash-equivalent positions.

Thank you for joining with my associates and me as a shareholder. I assure you Avondale continues to pursue the strong disciplines which have been management's hallmark for more than a quarter of a century. Please feel comfortable calling us with any questions.

                                                     Sincerely,



                         Herbert R. Smith, Chairman/CEO
                         Herbert R. Smith, Incorporated

                                    AVONDALE
                               TOTAL RETURN FUND

Comparison of Change in Value of $10,000 Investment in
Avondale Total Return Fund and a Matching Index

Average Annual Total Return
1-Year 5_year Since Inception
1.10%   8.38%     8.93%

               Avondale  Matching  S&P 500  Shearson
      1/89     10000     10000     10000     10000
      2/89     10332.66  10315.71  10520     10200
      3/89     10604.84  10600.49  10909.24  10401.96
      4/89     10589.72  10734.04  10898.33  10664.09
      5/89     11123.01  11250.94  11879.18  10882.7
      6/89     11102.7   11259.91  12081.13  10742.32
      7/89     11026.66  11266.27  12020.72  10792.81
      8/89     10985.73  11302.4   11756.27  11021.61
      9/89     11251.8   11450.72  11991.39  11126.32
     10/89     11217.9   11564.59  12279.18  11157.47
     11/89     10833.62  11236.15  11468.76  11086.06
     12/89     10891.52  11306.15  11594.91  11127.08
      1/90     11060.34  11446.22  11919.57  11141.55
      2/90     10906.5   11337.66  11633.5   11102.55
      3/90     11553.68  11962.36  12738.68  11346.81
      4/90     11447.58  11999.46  12662.25  11498.86
      5/90     11495.68  12062.88  12636.93  11658.69
      6/90     10832.99  11637.89  11474.33  11610.89
      7/90     10597.83  11537.19  10923.56  11700.29
      8/90     10581.67  11600.77  10890.79  11836.02
      9/90     11039.64  12012.55  11576.91  12015.92
     10/90     11293.41  12238.56  11901.07  12180.54
     11/90     11565.54  12504.94  12424.71  12304.78
     12/90     11848.56  12916.31  13294.44  12403.22
      1/91     12213.21  13108.13  13626.8   12487.56
      2/91     12021.32  13194.6   13667.68  12623.68
      3/91     12334.21  13512.19  14228.06  12700.68
      4/91     11975.76  13215.66  13587.8   12710.84
      5/91     12536.52  13655.48  14240.01  12853.2
      6/91     12969.58  13959.44  14596.01  13098.7
      7/91     13163.9   13920.46  14347.88  13324
      8/91     13554.85  14097.73  14548.75  13475.89
      9/91     13292.36  13876.4   13952.25  13630.86
     10/91     14325.58  14904.1   15542.81  13970.27
     11/91     13801.27  14735.86  15263.04  13843.14
     12/91     13958.3   14801.65  15446.19  13812.69
      1/92     13565.74  14634.61  15152.71  13758.82
      2/92     13314.48  14909.45  15607.3   13879.9
      3/92     13526.19  15017.74  15654.12  14095.04
      4/92     13238.03  15011.91  15419.31  14303.64
      5/92     13613.16  15467.58  16066.92  14588.28
      6/92     13435.67  15314.02  15713.44  14734.17
      7/92     13518.5   15480.25  15902.01  14934.55
      8/92     13561.32  15468.71  15981.52  14740.4
      9/92     13953.88  15805.65  16508.91  14684.39
     10/92     14107.34  15996.18  16707.01  14881.16
     11/92     14179.07  16179.65  16857.38  15169.85
     12/92     14364.38  16399.67  17076.52  15409.54
      1/93     14812.71  16658.3   17435.13  15471.18
      2/93     14216.02  16443.6   17034.12  15594.95
      3/93     14529.28  16794.75  17579.21  15560.64
      4/93     14723.51  16894.13  17631.95  15804.94
      5/93     14595.81  16872.8   17579.05  15842.87
      6/93     15104.96  17390.78  18229.48  16094.77
      7/93     15167.82  17318.08  18083.64  16160.76
      8/93     15020.76  17591.95  18481.48  16204.39
      9/93     14699.16  17441.05  18278.19  16113.65
     10/93     15118.5   17608.53  18497.53  16187.77
     11/93     15431.87  18038.99  19144.94  16205.74
     12/93     15489.43  17627.38  18608.88  15965.9
      1/94     14691.21  17028.22  17799.39  15702.46
      2/94     14742.47  17115.77  17977.38  15595.68
      3/94     14787.32  17291.05  18247.04  15606.59
      4/94     14405.74  17001.62  17790.87  15608.16
      5/94     14577.39  17468.82  18395.76  15832.91
      6/94     15349.84  17964.09  19149.98  15881.99
      7/94     15394.1   17607.66  18671.23  15735.88
      8/94     15619.02  17890.4   19082     15734.31
      9/94     15010.4   17436.64  18395.05  15663.5
     10/94     15464.78  17642.65  18670.98  15718.32
      11/94    15531.73  18042.76  19156.42  15982.39
     12/94     15745.96  18655.97  19903.52  16313.23
      1/95     15839.89  19093.49  20500.63  16406.21
      2/95     16316.83  19577.84  21115.65  16609.65
      3/95     16780.33  20266.35  21960.27  17111.26
      4/95     17625.6   20634.62  22465.36  17225.91
      5/95     18783.58  21146.32  23206.72  17227.63
      6/95     18790.32  21231.41  23276.34  17384.4
      7/95     19087.02  21955.29  24253.94  17509.57
      8/95     18857.62  21935.83  24156.93  17703.93
      9/95     19788.7   22716.06  25219.83  17935.85
     10/95     19885.85  23043.47  25648.57  18124.17
     11/95     19936.29  23671.48  26520.62  18280.04
     12/95     19993.93  23784.7   26759.31  18066.17
      1/96     20064.54  23948.4   27026.9   17983.06
      2/96     20310.29  24069.08  27135.01  18173.69
      3/96     20700.59  24551.75  27840.52  18159.15
      4/96     20344.98  24808.51  28258.13  18095.59
      5/96     19297.37  24016.46  27014.77  18149.88
      6/96     19927.45  24410.28  27582.08  18158.95
      7/96     20524.14  25552.33  29134.95  18411.36
      8/96     20661.02  26133.37  29950.73  18737.24
     9/96      21375.83  27689.75  32226.99  18984.57
     10/96     20813.94  27256.97  31582.45  18863.07
     11/96     21528.18  28579.06  33572.14  18936.64
     12/96     21248.7   28767.78  33840.72  18972.62
      1/97     20286.02  27832.86  32453.25  18841.71

Past performance is not predictive of future performance.

                                    AVONDALE
                               TOTAL RETURN FUND


SCHEDULE OF INVESTMENTS at March 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 77.5%                                                              Market Value
                     Banks: 9.8%
       8,700         Countrywide Credit Industries, Inc......................................            $ 215,325
       5,300         First Commerce Corp.....................................................              214,650
       7,285         First Commercial Corp...................................................              279,562
       4,600         NationsBank Corp........................................................              254,725
                                                                                                           -------
                                                                                                           964,262
                                                                                                           -------
                     Beverages - Alcoholic: 2.5%
       5,900         Anheuser Busch Companies, Inc...........................................              248,537
                                                                                                           -------

                     Beverages - Soft Drink: 2.6%
       4,600         Coca-Cola Company.......................................................              257,025
                                                                                                           -------

                     Building - Heavy Construction: 1.9%
       5,100         Covol Technologies, Inc.*...............................................               42,713
       2,800         Fluor Corp..............................................................              147,000
                                                                                                           -------
                                                                                                           189,713
                                                                                                           -------
                     Computer Services: 5.0%
       8,900         Exar Corp.*.............................................................              144,625
      10,400         First Data Corp.........................................................              352,300
                                                                                                           -------
                                                                                                           496,925
                                                                                                           -------
                     Computers: 3.0%
       1,400         IBM Corp................................................................              192,325
       1,800         U.S. Robotics Inc.*.....................................................               99,675
                                                                                                           ------
                                                                                                           292,000
                                                                                                           -------
                     Consumer Products: 4.9%
       6,200         Bell & Howell Holdings Company*.........................................              129,425
       3,600         General Electric Corp...................................................              357,300
                                                                                                           -------
                                                                                                           486,725
                                                                                                           -------
                     Consumer Services: 2.5%
       3,400         Walt Disney Company.....................................................              248,200
                                                                                                           -------
See accompanying Notes to Financial Statements.

                                    AVONDALE
                               TOTAL RETURN FUND


SCHEDULE OF INVESTMENTS at March 31, 1997, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Drugs: 10.1%
       2,800         Bristol-Myers/Squibb Company............................................            $ 165,200
       8,500         Carrington Labs, Inc.*..................................................               51,000
       4,800         Johnson & Johnson.......................................................              253,800
       3,200         Pfizer, Inc.............................................................              269,200
       3,600         Schering-Plough Corp....................................................              261,900
                                                                                                           -------
                                                                                                         1,001,100
                                                                                                         ---------
                     Electronic Instrumentation: 3.0%
      21,600         Kollmorgen Corp.........................................................              297,000
                                                                                                           -------

                     Electric Services: 1.7%
       3,900         Duke Power Company......................................................              172,088
                                                                                                           -------

                     Finance: 4.5%
       3,400         American Express Company................................................              203,575
       2,700         Transamerica Corp.......................................................              241,650
                                                                                                           -------
                                                                                                           445,225
                                                                                                           -------
                     Healthcare: 2.0%
       5,900         Columbia Healthcare.....................................................              198,388
                                                                                                           -------

                     Hotel/Motel: 4.6%
       5,600         Doubletree Corp.*.......................................................              198,800
       5,200         Marriott International, Inc.............................................              258,700
                                                                                                           -------
                                                                                                           457,500
                                                                                                           -------
                     Industrial Machinery: 4.9%
       6,400         Toro Company............................................................              217,600
       4,800         Tyco International Ltd..................................................              264,000
                                                                                                           -------
                                                                                                           481,600
                                                                                                           -------
                     Insurance: 2.8%
       5,667         Travelers Group Inc.....................................................              271,308
                                                                                                           -------

See accompanying Notes to Financial Statements.

                                    AVONDALE
                               TOTAL RETURN FUND


SCHEDULE OF INVESTMENTS at March 31, 1997, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
                     Oil - Energy: 9.6%
       4,600         Chevron Corp............................................................            $ 320,275
       3,200         Louisiana Land & Exploration Corp.......................................              151,600
       1,500         Mobil Corp..............................................................              195,937
       6,500         Panenergy Corp..........................................................              280,312
                                                                                                           -------
                                                                                                           948,124
                                                                                                           -------
                     Restaurants: 1.7%
       5,400         Boston Chicken, Inc.*...................................................              164,700
                                                                                                           -------

                     Telecommunications Equipment: 0.4%
       4,000         IPC Information Systems*................................................               38,500
                                                                                                            ------

                     Total common stock (cost $6,360,613)....................................            7,658,920
                                                                                                         ---------

Principal Amount     BONDS: 18.9%
------------------------------------------------------------------------------------------------------------------------------------
                     Agencies: 10.3%
    $100,000         FHLMC, 7.77%, 3/6/2002..................................................              100,303
     150,000         FNMA, 5.30%, 12/10/1998.................................................              147,282
     100,000         FNMA, 6.15%, 11/6/1998..................................................               99,712
     250,000         FNMA, 6.375%, 10/13/2000................................................              246,589
     241,159         FNMA, 7.00%, 6/1/2003...................................................              239,350
     180,820         FNMA, 7.50%, 8/1/2002...................................................              182,655
                                                                                                           -------
                                                                                                         1,015,891
                                                                                                         ---------
                     U.S. Treasury Notes: 7.6%
      50,000         7.125%, 2/29/2000.......................................................               50,672
     700,000         5.875%, 7/31/1997.......................................................              700,656
                                                                                                           -------
                                                                                                           751,328
                                                                                                           -------
                     Corporate: 1.0%
      75,000         Associates Corp., 6.75%, 10/15/1999.....................................               74,812
      25,000         IBM, 6.375%, 6/15/2000..................................................               24,661
                                                                                                            ------
                                                                                                            99,473
                                                                                                            ------

                     Total bonds (cost $1,875,548)...........................................            1,866,692
                                                                                                         ---------
See accompanying Notes to Financial Statements.

                                    AVONDALE
                               TOTAL RETURN FUND


SCHEDULE OF INVESTMENTS at March 31, 1997, Continued
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Market Value
                     Short-Term Money Market Investment: 3.1%
    $305,349         Star Treasury Cash Management, 4.71%, 4/1/1997 (cost $305,349)..........            $ 305,349
                                                                                                         ---------

                     Total Investment in Securities (cost $8,541,510+): 99.5%................            9,830,961
                     Other Assets less Liabilities: 0.5%.....................................               46,980
                                                                                                            ------
                     Total Net Assets: 100.0%................................................          $ 9,877,941
                                                                                                       ===========

*Non-income producing security.

+At March 31, 1997, the cost of securities for Federal tax purposes was $8,548,289. Unrealized appreciation and depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................          $ 1,748,081
                     Gross unrealized depreciation...........................................             (465,409)
                                                                                                          --------
                              Net unrealized appreciation....................................          $ 1,282,672
                                                                                                       ===========


See accompanying Notes to Financial Statements.

                                    AVONDALE
                               TOTAL RETURN FUND


STATEMENT OF ASSETS AND LIABILITIES at March 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (identified cost $8,541,510) (Note 2-A) .............        $ 9,830,961
      Cash.....................................................................................             18,041
      Receivables:
            Fund shares purchased..............................................................              8,015
            Dividends and interest.............................................................             33,136
      Prepaid expenses ........................................................................              2,333
      Other assets.............................................................................             12,290
                                                                                                            ------
                  Total assets ................................................................          9,904,776
                                                                                                         ---------

LIABILITIES
      Payables:
            Advisory fees......................................................................              6,090
            Administration fee.................................................................              2,842
      Accrued expenses ........................................................................             17,903
                                                                                                            ------
                  Total liabilities ...........................................................             26,835
                                                                                                            ------

NET ASSETS  ...................................................................................        $ 9,877,941
                                                                                                       ===========

      Net asset value, offering and redemption price per share
            ($9,877,941/378,080 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $26.13
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .........................................................................        $ 8,341,434
      Undistributed net realized gain on investments ..........................................            247,056
      Net unrealized appreciation on investments ..............................................          1,289,451
                                                                                                         ---------
            Net assets ........................................................................        $ 9,877,941
                                                                                                       ===========




See accompanying Notes to Financial Statements.

                                    AVONDALE
                               TOTAL RETURN FUND


STATEMENT OF OPERATIONS - For the Year Ended March 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Dividends   .......................................................................          $ 105,505
            Interest  .........................................................................            144,454
                                                                                                           -------
                  Total income  ...............................................................            249,959
                                                                                                           -------
      Expenses
            Advisory fees (Note 3).............................................................             71,531
            Administration fee (Note 3)........................................................             30,000
            Custodian and accounting fees......................................................             25,410
            Transfer agent fees................................................................             12,676
            Audit fees.........................................................................             12,001
            Legal fees.........................................................................              9,586
            Miscellaneous fees.................................................................              6,514
            Insurance fees.....................................................................              5,982
            Registration fees..................................................................              5,655
            Trustees' fees.....................................................................              4,328
            Reports to shareholders............................................................              2,962
                                                                                                             -----
                  Total expenses...............................................................            186,645
                                                                                                           -------
                        Net investment income..................................................             63,314
                                                                                                            ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized gain from security transactions.............................................            328,367
      Net change in unrealized appreciation on investments.....................................           (278,573)
                                                                                                          --------
                  Net realized and unrealized gain on investments..............................             49,794
                                                                                                            ------
                        Net Increase in Net Assets Resulting from Operations...................          $ 113,108
                                                                                                         =========



See accompanying Notes to Financial Statements.

                                    AVONDALE
                               TOTAL RETURN FUND


STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Year Ended         Year Ended
                                                                                     March 31,          March 31,
                                                                                        1997              1996
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income.....................................................            $ 63,314            $ 85,939
Net realized gain from security transactions..............................             328,367           1,164,049
Net change in unrealized appreciation on investments......................            (278,573)            601,115
                                                                                      --------             -------
      Net increase in net assets resulting from operations ...............             113,108           1,851,103
                                                                                       -------           ---------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.....................................................            (103,009)            (85,296)
Net realized gain from security transactions..............................            (618,518)           (545,369)
                                                                                      --------            --------
      Total dividends and distributions to shareholders ..................            (721,527)           (630,665)
                                                                                      --------            --------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in
      outstanding shares (a)..............................................             695,317           1,635,207
                                                                                       -------           ---------
      Total  increase in net assets ......................................              86,898           2,855,645

NET ASSETS
Beginning of year.........................................................           9,791,043           6,935,398
                                                                                     ---------           ---------
End of year (including undistributed net investment income
      of $0 and $958, respectively).......................................          $9,877,941          $9,791,043
                                                                                    ==========          ==========

(a) A summary of capital share transactions is as follows:
                                                                 Year Ended                      Year Ended
                                                               March 31, 1997                  March 31, 1996
                                                           Shares         Value            Shares        Value
Shares sold.......................................         50,865       $1,401,783         66,460       $1,814,618
Shares issued in reinvestment of distributions....         25,387          676,759         21,687          598,280
Shares redeemed...................................        (50,907)      (1,383,225)       (29,486)        (777,691)
                                                          -------       ----------        -------         --------
Net increase......................................         25,345        $ 695,317         58,661       $1,635,207
                                                           ======        =========         ======       ==========

See accompanying Notes to Financial Statements.

                                    AVONDALE
                               TOTAL RETURN FUND


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Years Ended March 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                         1997        1996       1995        1994        1993
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ...............      $27.76      $23.58      $22.93     $24.78      $24.19
Income from investment operations:
      Net investment income.......................         .18         .27         .23        .26         .46
      Net realized and unrealized gain
            (loss) on investments ................         .14        6.00        1.49       (.44)       1.62
                                                           ---        ----        ----       ----        ----
Total from investment operations..................         .32        6.27        1.72       (.18)       2.08
Less distributions:..............................
      From net investment income..................        (.28)       (.27)       (.23)      (.35)       (.49)
      From net capital gains......................       (1.67)      (1.82)       (.84)     (1.32)      (1.00)
                                                         -----       -----        ----      -----       -----
Total distributions...............................       (1.95)      (2.09)      (1.07)     (1.67)      (1.49)
                                                         -----       -----       -----      -----       -----
Net asset value, end of year......................      $26.13      $27.76      $23.58     $22.93      $24.78
                                                        ======      ======      ======     ======      ======

Total return......................................        1.10%      26.67%       7.82%     (0.82)%      9.19%

Ratios/supplemental data:
Net assets, end of period (millions)..............       $ 9.9       $ 9.8       $ 6.9     $ 7.4        $ 7.6
Ratio of expenses to average net assets...........        1.83%       1.69%       1.77%      1.83%       1.78%
Ratio of net investment income to average net assets      0.62%       1.03%       0.96%      1.09%       1.97%

Portfolio turnover rate  .........................       40.87%      52.25%      52.24%     73.65%     157.64%

Average commission rate paid per share++...........     $.1000         -           -          -           -



++For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See accompanying Notes to Financial Statements.

                                    AVONDALE
                               TOTAL RETURN FUND


NOTES TO FINANCIAL STATEMENTS at March 31, 1997
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

      Avondale Total Return Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.
      The Fund's primary investment objective is to realize the combination of income and capital appreciation that will produce the maximum total return consistent with reasonable risk. The Fund seeks to achieve its objective by investing primarily in higher quality fixed income debt securities and equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.
                  U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and then valued at amortized cost based upon the value on such date unless the Board determines during such 60 day period that this amortized cost basis does not represent fair value.
      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
      C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.
      D. Use of Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

                                    AVONDALE
                               TOTAL RETURN FUND


NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------
NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

      For the year ended March 31, 1997, Herbert R. Smith, Incorporated (the "Manager") provided the Fund with investment management services under an Investment Advisory Agreement. The Manager furnishes all investment advice, office space and certain administrative services. As compensation for its services, the Manager receives a monthly fee at the annual rate of 0.70% on the first $200 million of average daily net assets; 0.60% on the next $300 million of net assets; and 0.50% on net assets exceeding $500 million.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at an annual rate equal to the greater of 0.15% of the Fund's average daily net assets or $30,000.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.


NOTE 4 - PURCHASES AND SALES OF SECURITIES


      For the year ended March 31, 1997, the cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities, were $3,334,520 and $2,772,112, respectively. For the year ended March 31, 1997, the cost of purchases and the proceeds from sales of U.S. Government securities were $1,482,909 and $1,107,777, respectively.

                                    AVONDALE
                               TOTAL RETURN FUND


REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS OF
      AVONDALE TOTAL RETURN FUND and
THE BOARD OF TRUSTEES OF
      PROFESSIONALLY MANAGED PORTFOLIOS

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Avondale Total Return Fund (a series of Professionally Managed Portfolios) as of March 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Avondale Total Return Fund as of March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                            TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
April 17, 1997

                               Investment Manager

                         Herbert R. Smith, Incorporated
                                  1105 Holliday
                           Wichita Falls, Texas 76301


                                    Custodian

                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202


                                 Transfer Agent

                          American Data Services, Inc.
                              24 West Carver Street
                                    2nd Floor
                           Huntington, New York 11743


                                    Auditors

                              Tait, Weller & Baker
                        Two Penn Center Plaza, Suite 700
                        Philadelphia, Pennsylvania 19102


                                  Legal Counsel

                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104


   This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

   Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.